CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2015	Sep. 18, 2014
Revenues
Cost of sales
Gross profit loss
Operating expenses
Selling, general and administrative expenses		315,602	289,098
Net income (loss) from operations		(315,602)	(289,098)
Other income (expense)
Bank Interest Income			361
Gain on exchange differences			89
Sundry income
Interest Expense			(3,753)
Total Other Income (Expense)			(3,303)
Income (loss) from continuing operations before income taxes		(315,602)	(292,401)
Income taxes			(836)
Net income (loss)		$ (315,602)	$ (293,237)	$ (32,281)	$ (70)
Basic and Diluted loss per share
Basic and Diluted income (loss) per share (in dollars per share)		$ (0.1)	$ 0.00
Weighted average number of shares outstanding basic and diluted (in shares)		3,113,856	208,779,424
Metu Brands, Inc [Member]
Revenues	$ 0			3,360	0
Cost of sales	0			521	0
Gross profit loss	0			2,839	0
Operating expenses
Operating expenses	23,235			35,120	70
Net income (loss) from operations	(23,235)			(32,281)	(70)
Other income (expense)
Interest Expense	0			0	0
Total Other Income (Expense)	0			0	0
Income (loss) from continuing operations before income taxes	(23,235)			(32,281)	(70)
Income taxes	0			0	0
Net income (loss)	$ (23,235)			$ (32,281)	$ (70)
Basic and Diluted loss per share
Basic and Diluted income (loss) per share (in dollars per share)	$ (2.08)			$ (0.01)	$ (0.01)
Weighted average number of shares outstanding basic and diluted (in shares)	11,144			5,000,929	11,144